SHARE CAPITAL	12 Months Ended
Mar. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

11.	SHARE CAPITAL

(a) Authorized

Unlimited number of common shares without par value. All shares issued as at March 31, 2019 and 2018 were fully paid.

(b) Stock options

The Company has a stock option plan which allows for the maximum number of common shares to be reserved for issuance on the exercise of options granted under the stock option plan to be a rolling 10% of the issued and outstanding common shares from time to time. The maximum exercise period may not exceed 10 years from the date of the grant of the options to employees, officers, and directors. The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2017	7,679,507	$1.97
Option granted	2,192,500	3.30
Options exercised	(857,020)	0.81
Options forfeited	(195,626)	3.00
Options expired	(672,562)	5.25
Balance, March 31, 2018	8,146,799	$2.15
Option granted	1,815,000	3.10
Options exercised	(2,812,496)	0.87
Options forfeited	(164,075)	3.34
Options expired	(504,312)	3.27
Balance, March 31, 2019	6,480,916	$2.86

During the year ended March 31, 2019, a total of 1,815,000 options with a life of three years (year ended March 31, 2018 – 2,192,500 options with a life of three years) were granted to directors, officers, and employees at exercise prices of $1.98 (CAD$2.60) and $2.59 (CAD$3.40) per share (year ended March 31, 2018 – prices of $2.52 (CAD$3.23) and $2.62 (CAD$3.36)) subject to a vesting schedule over a two-year term with 25% of the options vesting every six months from the date of grant.

The fair value of stock options granted during the years ended March 31, 2019 and 2018 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

		Years ended March 31,
	2019	2018
Risk free interest rate	2.16%	1.70%
Expected life of option in years	2.27 years	2.27 years
Expected volatility	58%	69%
Expected dividend yield	2.10%	1.36%
Estimated forfeiture rate	10%	10%
Weighted average share price at date of grant	$3.10	$3.30

The weighted average grant date fair value of options granted during the year ended March 31, 2019 was $0.76 (CAD$1.00) (year ended March 31, 2018 – $0.99 (CAD$1.27)). Volatility was determined based on the historical volatility of the Company’s shares over the estimated life of stock options. For the year ended March 31, 2019, a total of $1,896 (year ended March 31, 2018 - $1,566) in share-based compensation expense was recognized and included in the general and administrative expenses on the consolidated statements of income.

The following table summarizes information about stock options outstanding at March 31, 2019:

					Weighted
	Number of options	Weighted average	Weighted average	Number of options	average
Exercise price in	outstanding at	remaining contractual	exercise price in	exercisable at March	exercise price
CAD$	March 31, 2019	life (Years)	CAD$	31, 2019	in CAD$
$1.43	1,254,260	1.17	$1.43	1,254,260	1.43
$1.75	204,000	0.16	$1.75	204,000	1.75
$1.76	202,156	0.54	$1.76	202,156	1.76
$2.60	675,000	2.63	$2.60	-	-
$3.23	1,022,500	1.95	$3.23	511,250	1.95
$3.36	1,000,000	1.51	$3.36	495,000	3.36
$3.40	1,120,000	2.40	$3.40	280,000	2.40
$3.63	830,000	0.80	$3.63	830,000	3.63
$4.34	143,000	0.47	$4.34	143,000	4.34
$5.58	30,000	0.90	$5.58	30,000	5.58
$ 1.43 - 5.58	6,480,916	1.60	$2.86	3,949,666	$2.68

Subsequent to March 31, 2019, a total of 158,500 options with exercise prices ranging from CAD$1.75 to CAD$1.76 were exercised.

(c) Cash dividends declared and distributed

During the year ended March 31, 2019, dividends of $4,208 (year ended March 31, 2018 - $3,362) were declared and paid.

(d) Normal course issuer bid

On November 23, 2017, the Company announced a normal course issuer bid (“NCIB”) which allows it to acquire up to 8,409,712 of its own common shares until November 26, 2018.

For the year ended March 31, 2018, the Company acquired a total of 1,717,100 common shares at a cost of $4,177 under the NCIB program. Transaction costs related to the acquisition of the common shares were $13. All shares bought were subsequently cancelled.

(e) Earnings per share (basic and diluted)

	For the years ended March 31,
		2019			2018
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$39,724			$46,994

Basic earnings per share	39,724	168,483,412	$0.24	46,994	167,848,117	$0.28
Effect of dilutive securities:
Stock options		1,903,581			3,557,787
Diluted earnings per share	$39,724	170,386,993	$0.23	$46,994	171,405,904	$0.27

Anti-dilutive options that are not included in the diluted EPS calculation were 3,123,000 for the year ended March 31, 2019 (year ended March 31, 2018 – 1,073,000).